Integration and Restructuring Costs (Tables)	12 Months Ended
Apr. 30, 2017
Restructuring and Related Activities [Abstract]
Integration Costs [Table Text Block]
The following table summarizes our one-time costs incurred in relation to the Big Heart acquisition.

	2017	2016	2015	Total Costs Incurred to Date at April 30, 2017
Employee-related costs	$16.3	$52.4	$13.4	$82.1
Outside service and consulting costs	33.9	56.0	16.1	106.0
Other costs	13.9	36.8	6.5	57.2
Total one-time costs	$64.1	$145.2	$36.0	$245.3

Restructuring and Related Costs [Table Text Block]
The following table summarizes our one-time costs incurred in relation to the organization optimization program.

	2017	2016	Total Costs Incurred to Date at April 30, 2017
Employee-related costs	$12.4	$1.3	$13.7
Outside service and consulting costs	1.8	—	1.8
Other costs	4.4	—	4.4
Total one-time costs	$18.6	$1.3	$19.9